Employee Benefits - Expense of Employee Benefits (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses for defined benefit plans:
Service cost		€ 345	€ 272	€ 326
Net interest cost (income)		9	(11)	(4)
Total expenses defined benefit plans		354	261	322
Expenses for defined contribution plans:
BVV		66	50	53
Pension fund for Postbanks postal civil servants		93	95	95
Other defined contribution plans		281	284	264
Total expenses for defined contribution plans		440	429	412
Total expenses for post-employment benefit plans		794	690	734
Employer contributions to mandatory German social security pension plan		243	237	231
Expenses for share-based payments:
Expenses for share-based payments, equity settled	[1]	535	620	816
Expenses for share-based payments, cash settled	[1]	22	3	15
Expenses for cash retention plans	[1]	363	487	738
Expenses for severance payments	[2]	€ 94	€ 149	€ 184

[1]	Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Groups restructuring expenses
[2]	Excluding the acceleration of expenses for deferred compensation awards not yet amortized